SHAREHOLDERS’ EQUITY	12 Months Ended
Oct. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10 – SHAREHOLDERS’ EQUITY

The Company has 75,000,000, $0.001 par value shares of common stock authorized.

During September 2023 the Company issued 427,000 shares of common stock for cash proceeds of $8,540 at $0.02 per share.

During October 2023 the Company issued 868,000 shares of common stock for cash proceeds of $17,360 at $0.02 per share.

During November 2023 the Company issued 755,000 shares of common stock for cash proceeds of $15,100 at $0.02 per share.

During December 2023 the Company issued 42,000 shares of common stock for cash proceeds of $840 at $0.02 per share.

There were 8,092,000 shares of common stock issued and outstanding as of October 31, 2025 and 2024 with no ordinary shares were issued during the fiscal year of 2025.